SCHEDULE OF AMOUNT DUE FROM RELATED PARTIES (Details) (Parenthetical)	Jun. 30, 2025	Jun. 12, 2024	Oct. 04, 2023	Sep. 04, 2023
Mr Gao [Member]
Ownership percentage	100.00%	3.00%	3.00%	3.00%
Mr Gao [Member] | Chief Executive Officer [Member]
Ownership percentage	60.00%
Mr Gao Via Premium Rich Engineering Pte Ltd [Member] | Chief Executive Officer [Member]
Ownership percentage	60.00%